Commitment and Contingency	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Commitment and Contingency
30. Commitment and Contingency
Litigation
In the ordinary course of business, the Company may become involved in claims and legal actions. While the final resolution of these proceedings may have an impact on the consolidated financial statements for a particular period, the Company does not believe these matters are material to its financial position or results of operations.
SANGSANGIN Savings Bank
On November 2, 2023, a lawsuit was filed in the Suwon, Korea Division court against Captivision Korea by SANGSANGIN SAVINGS Bank and SANGSANGIN PLUS SAVINGS BANK Co., Ltd (collectively referred to as “SANGSANGIN Bank”). The suit alleges that Captivision Korea must return a full deposit of USD 1,447,817, equivalent to KRW 2,000,000,000, as stipulated by a factory and equipment lease contract between Captivision Korea (as the Lessor) and G-SMATT Global Co., Ltd. (as the Lessee), along with a lease deposit transfer agreement between G-SMATT Global Co., Ltd. (as the Transferor) and SANGSANGIN Bank (as the Transferee). The Company contends that it is only obliged to return USD 217,173, equivalent to KRW 300,000,000 of the lease deposit, after offsetting receivables from G-SMATT Global Co., Ltd.
Due to the preliminary stage of the lawsuit and the inherent uncertainties of litigation, the Company cannot currently estimate a reasonably possible loss or the potential range of losses resulting from this case. As of December 31, 2023, the Company has only recorded a loss contingency of USD 217,173, equivalent to KRW 300,000,000 as a payable deposit to SANGSANGIN Bank.
Trinit
On January 24, 2019, the Company sold its investment in shares of G-SMATT Global to Trinit Co. Ltd. (Trinit). Trinit subsequently changed its name to YongSan Holding Co., Ltd. Pursuant to the terms of the sales agreement, Trinit withheld approximately USD 3,924,979 from the total sales proceeds as a security deposit for contingent claims that may occur during post-acquisition for the period of five years from the date of the acquisition. On March 15, 2019, an amended agreement was executed, which extended the period of claiming for damages, if any, to December 31, 2019.
T
he Company filed suits against Trinit and certain individuals related to Trinit on June 23, 2021, in Republic of Korean Seoul Central District Court. The principal charge being made is that Trinit and its related people breached certain obligations which they had to the Company in connection with refund of the deposit. On June 2, 2022, the court awarded the Company USD 150,410, a portion of the deposit, 5% interest calculated up to July 2, 2021, and an additional 12% interest from the day of the judgement until the day its fully paid. Trinit and the Company appealed the case to the Appellate Court.
On February 9, 2023, Captivision Korea (former GLAAM) entered into an agreement with BioX to transfer its ownership of the assets related to Trinit Co., Ltd. As part of the agreement, BioX made an initial payment of USD 0.2 million and agreed to pay the balance of USD 4.1 million by December 29, 2023. BioX entered into a new agreement with Captivision Korea on October 31, 2023 to amended the payment terms. The new agreement nullified the previous agreement, and payment terms were amended so that USD 1,447,817 and USD 2,386,469 are to be paid by September 30, and December 31, 2024, respectively. BioX’s pursuit of collection of the amounts from Trinit is currently on-going. The Company has recognized a full allowance for doubtful accounts on the entire outstanding balance of USD 3,834,286 receivable from BioX as it is doubtful that BioX will collect the deposit from Yongsan Holdings Co., Ltd.

Contingent liabilities and agreements as of June 30, 2024, and 2023, are as follows:

				(Unit: USD)
		As of June 30, 2024
Lender	Type	Credit limit	Use	Residual
United asset management Ltd	Facility Loan	1,228,701	1,228,701	—
KEB Hana Bank	Working capital Loan	1,013,472	1,013,472	—
	Facility Loan	3,981,497	3,981,497	—
SBI Savings Bank	Operating loan	629,800	629,800	—
Barclays	Bounce Back Loan	61,391	61,391	—

Total		6,914,861	6,914,861	—

				(Unit: USD)
		For year ended 2023
Lender	Type	Credit limit	Use	Residual
United asset management Ltd	Facility Loan	1,620,136	1,620,136	—
KEB Hana Bank	Working capital Loan	1,158,722	1,158,722	—
	Facility Loan	4,248,646	4,248,646	—
SBI Savings Bank	Operating loan	672,059	672,059	—
Barclays	Bounce Back Loan	61,251	61,251	—

Total		7,760,814	7,760,814	—

30. Commitment and Contingency
Litigation
In the ordinary course of business, the Company may become involved in claims and legal actions. While the final resolution of these proceedings may have an impact on the consolidated financial statements for a particular period, the Company does not believe these matters are material to its financial position or results of operations.
SANGSANGIN Savings Bank
On November 2, 2023, a lawsuit was filed in the Suwon, Korea Division court against Captivision Korea by SANGSANGIN SAVINGS Bank and SANGSANGIN PLUS SAVINGS BANK Co., Ltd (collectively referred to as “SANGSANGIN Bank”). The suit alleges that Captivision Korea must return a full deposit of $1,544,962, equivalent to KRW 2,000,000,000, as stipulated by a factory and equipment lease contract between Captivision Korea (as the Lessor) and
G-SMATT
Global Co., Ltd. (as the Lessee), along with a lease deposit transfer agreement between
G-SMATT
Global Co., Ltd. (as the Transferor) and SANGSANGIN Bank (as the Transferee). The Company contends that it is only obliged to return $231,744, equivalent to KRW 300,000,000 of the lease deposit, after offsetting receivables from
G-SMATT
Global Co., Ltd.
Due to the preliminary stage of the lawsuit and the inherent uncertainties of litigation, the Company cannot currently estimate a reasonably possible loss or the potential range of losses resulting from this case.
As
of

December 31, 2023, the Company has only recorded a loss contingency of $231,744, equivalent to KRW 300,000,000 as a payable deposit to SANGSANGIN Bank.
Trinit
On January 24, 2019, the Company sold its investment in shares of
G-SMATT
Global to Trinit Co. Ltd. (Trinit). Trinit subsequently changed its name to YongSan Holding Co., Ltd. Pursuant to the terms of the sales agreement, Trinit withheld approximately USD 4,205,000 from the total sales proceeds as a security deposit for contingent claims that may occur during post-acquisition for the period of five years from the date of the acquisition. On March 15, 2019, an amended agreement was executed, which extended the period of claiming for damages, if any, to December 31, 2019.
The Company filed suits against Trinit and certain individuals related to Trinit on June 23, 2021, in Republic of Korean Seoul Central District Court. The principal charge being made is that Trinit and its related people breached certain obligations which they had to the Company in connection with refund of the deposit. On June 2, 2022, the court awarded the Company USD 161,141, a portion of the deposit, 5% interest calculated up to July 2, 2021, and an additional 12% interest from the day of the judgement until the day its fully paid. Trinit and the Company appealed the case to the Appellate Court.
On February 9, 2023, Captivision Korea (former GLAAM) entered into an agreement with BioX to transfer its ownership of the assets related to Trinit Co., Ltd. As part of the agreement, BioX made an initial payment of USD 0.2 million and agreed to pay the balance of USD 4.1 million by December 29, 2023. BioX entered into a new agreement with Captivision Korea on October 31, 2023 to amended the payment terms. The new agreement nullified the previous agreement, and payment terms were amended so that USD 0.77 million, USD 0.77 million, and USD 2.55 million are to be paid by June 28, September 30, and December 31, 2024, respectively. BioX’s pursuit of collection of the amounts from Trinit is currently on-going.
The Company has recognized a full allowance for doubtful accounts on the entire outstanding balance of USD 4,091,557 receivable from BioX as it is doubtful that BioX will collect the deposit from Yongsan Holdings Co., Ltd.
Contingent liabilities and agreements as of December 31, 2023, and 2022, are as follows:

				(Unit: USD)
		For year ended 2023
Lender	Type	Credit limit	Use	Residual
United asset management Ltd	Facility Loan	1,620,136	1,620,136	—
KEB Hana Bank	Working capital Loan	1,158,722	1,158,722	—
	Facility Loan	4,248,646	4,248,646	—
SBI Savings Bank	Operating loan	672,059	672,059	—
Barclays	Bounce Back Loan	61,251	61,251	—
Total		7,760,814	7,760,814	—

				(Unit: USD)
		For year ended 2022
Lender	Type	Credit limit	Use	Residual
United asset management Ltd	Facility Loan	2,001,142	2,001,142	—
Kookmin Bank	Small Business Loan	285,275	285,275	—
	Small Business Loan	633,945	633,945	—
SBI Savings Bank	Operating loan	729,036	729,036	—
MG Saemaeul Credit Union (Sannam)	Corporate General Fund Loan	3,565,938	3,565,938	—
MG Saemaeul Credit Union (Dongmun)	Corporate General Fund Loan	792,431	792,431	—
Barclays	Bounce Back Loan	45,397	45,397	—
Total		8,053,164	8,053,164	—